OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
Investments, All Other Investments [Abstract]
OTHER NON-CURRENT ASSETS

10.         OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of December 31,
	2018	2019
	US$	US$
Right of use assets	—	36,269
Rental and other deposits	1,946	382
Others	2,612	2,528

Other non-current assets, net	4,558	39,179

The right of use assets and the amortization were summarized as follows:

As of December 31, 2019
US$

Right of use assets	38,780
Less: accumulated amortization	(2,511)

Right of use assets	36,269

Cash paid for amounts included in the measurement of operating lease liabilities was US$1,807 for the year ended December 31, 2019.  Non-cash transaction amount of lease liabilities arising from acquisition of right-of-use assets was US$2,501.

10.         OTHER NON-CURRENT ASSETS (continued)

Operating lease expense was allocated to the following expense items:

For the Year Ended
December 31, 2019
US$

Cost of revenues	374
General and administrative expenses	951
Selling and marketing expenses	1,367
Total operating lease expenses	2,692
Short-term lease expenses	2,340
Total lease expenses	5,032

The weighted average remaining lease term excluding land-use right as of December 31, 2019 was 1.37 years, and the weighted average discount rate of the operating leases was 6%.

Maturities of the lease liabilities as of December 31, 2019 were as follows:

For the Year Ended December 31	US$

2020	2,533
2021	1,296
2022	667
2023 and thereafter	—
Total undiscounted lease payments	4,496
Less: Imputed interest	(275)
Present value of lease liabilities balance	4,221
Amounts due within 12 months	2,361
Long-term lease liabilities	1,860